Related party transactions - Related party balance sheet (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Other related parties
Assets
Accounts receivable and prepaid expenses	$ 137,286	$ 201,348
Scorpio Pools
Liabilities [abstract]
Working capital repayment period upon vessel's exit from each pool	6 months
Scorpio Pools | Other related parties
Assets
Accounts receivable and prepaid expenses	$ 136,812	201,340
Other assets (pool working capital contributions)	45,761	51,411
Liabilities [abstract]
Accounts payable and accrued expenses	3,471	626
Prepaid vessel operating expenses - SSM | Other related parties
Assets
Prepaid expenses (SSM)	5,375	5,522
Liabilities [abstract]
Accounts payable and accrued expenses	3,277	2,468
Scorpio Services Holding Limited (SSH) | Other related parties
Assets
Accounts receivable and prepaid expenses	474	7
Receivables due from related parties	478	10
Liabilities [abstract]
Accounts payable and accrued expenses	459	284
Prepaid expense - related party port agents | Other related parties
Assets
Current prepaid expenses	385	2
Prepaid expense - SCM | Other related parties
Assets
Current prepaid expenses	26	28
Liabilities [abstract]
Accounts payable and accrued expenses	265	316
Amounts due to related party port agents | Other related parties
Liabilities [abstract]
Accounts payable and accrued expenses	2,399	1,368
Amounts due to a related party bunker supplier | Other related parties
Liabilities [abstract]
Accounts payable and accrued expenses	579	95
Fowe Eco Solutions Ltd. (FOWE) | Other related parties
Liabilities [abstract]
Accounts payable and accrued expenses	85	0
Accounts payable (related party carbon emission manager) | Other related parties
Liabilities [abstract]
Accounts payable and accrued expenses	$ 71	$ 0